Property, plant and equipment - Summary of Movements in Government Grants Related to Chargers and Charging Infrastructure (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Opening balance at the beginning of the year	€ 5,894	€ 6,986
Received during the year	1,392	137
Released to the consolidated statement of profit or loss	(1,362)	(1,229)
Closing balance at the end of the year	€ 5,923	€ 5,894